4. Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Financing Receivables
	2013	2012

Commercial construction and development loans, net	$4,045	$3,604
Less: Allowance for loan losses	–	–

	$4,045	$3,604

Commercial Loans
	2013	2012

Beginning balance	$3,604	$4,580
Additions	3,331	355
Payoffs/sales	(2,992)	(1,547)
Change in builder deposit	(36)	–
New loan fees	(121)	–
Earned loan fee	259	216

Ending balance	$4,045	$3,604

Finance Receivables

A detail of the financing receivables for the Pennsylvania loans at December 31, 2013 is as follows:

Item	Term	Interest Rate	Funded to borrower		Estimated collateral values

BMH Loan	Demand(1)	COF +2% (7% Floor)
Land for phases 3, 4, and 5			$–		$1,041	(4)
Lot 5 Hamlets			142		180
Interest Escrow			450		255
Loan Fee			750		–
Excess Paydown			(394)	(5)
Construction loan lot 118 Whispering Pines			138		120
Construction loan lot 5 Tuscany			37		–

Total BMH Loan			1,123		1,596
IMA Loans
New IMA Loan (loan fee)	Demand(1)	COF +2% (7% Floor)	250		–
New IMA Loan (advances)	Demand(1)	COF +2% (7% Floor)	1,479		–
Existing IMA Loan	Demand(2)	7%	1,687		2,299	(3)

Total IMA Loans			3,416		2,299

Unearned Loan Fee			(567)		–
SF Loan Payable			–		1,500

Total			$3,972		$5,395

A detail of the financing receivables at December 31, 2012:

Item	Term	Interest Rate	Funded to borrower	Estimated collateral values

BMH Loan	Demand(1)	COF +2% (7% Floor)
4 Lots and land for phases 3, 4, and 5			$1,095	$2,385
Interest Escrow			450	329
Loan Fee			750	–

Total BMH Loan			2,295	2,714
IMA Loans
New IMA Loan (loan fee)	Demand(1)	COF +2% (7% Floor)	250	–
New IMA Loan (advances)	Demand(1)	COF +2% (7% Floor)	80	–
Existing IMA Loan	Demand(2)	7%	1,687	1,910

Total IMA Loans			2,017	1,910

Unearned Loan Fee			(708)	–
SF Loan Payable			–	1,500

Total			$3,604	$6,124

Finance Receivables by Classification
	December 31, 2013	December 31, 2012

Pass	$4,045	$3,604
Special mention	–	–
Classified – accruing	–	–
Classified – nonaccrual	–	–

Total	$4,045	$3,604